Statements of Operations - Parenthetical - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Details
Tax expense (benefit) portion of change in unrealized gains (losses)	$ (69)	$ (4)	$ (157)	$ 131